Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term investments	$ 5,377,705		$ 7,854,809
Gross unrealized gains	75,317		28,239
Provisions for doubtful accounts of other receivables	(1,428,794)		1,712,524	$ 29,380
Cash consideration amount			25,938,275	740,702
Impairment charge on goodwill
Impairment of long-lived assets other than goodwill
Deferred offering costs	478,480		100,000
Impairment for right-of-use lease assets
Cash and cash equivalents pledged as collateral	1,622,591		8,376,345	8,865,156
Contract assets
Deferred contract costs			10,023,720
Deferred contract cost charged to cost of revenue	$ 10,023,720		2,611,048	79,736
Impairment allowance on deferred contract costs
Advance from customers			3,833,172	3,292,117	$ 5,557,572
Deferred revenue			234,639	269,787	$ 121,388
Number of revenue streams | item	3	3
Percentage of tax benefit	50.00%	50.00%
Total advertising expenses	$ 360,735		697,827	1,989,407
Recognized government grant	$ 183,451		191,163	541,136
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income, net	Other income, net
Government grant deferred and included in liabilities
Number of Operating Segments	1	1
Number of Reportable Segments	1	1
Deposited in financial institutions	$ 11,234,585		$ 16,603,102	$ 48,295,085
Deposit insurance maximum limit	$ 69,000					¥ 500,000
Henan BaiJiaYun [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%		49.00%			49.00%
Xi’an BaiJiaYun [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%		49.00%			49.00%
Shaanxi BaiJiaYun [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%					49.00%
Beijing Deran [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests			49.00%
Xinjiang BaiJiaYun {Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%					49.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	3 years					3 years
Effective annual interest rate	2.00%		2.00%	2.00%		2.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	5 years					5 years
Effective annual interest rate	3.30%		3.30%	3.30%		3.30%
Credit risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposited in financial institutions	$ 12,633,706		$ 24,979,447
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of performance obligations | item	2	2
License [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Technical support service period	12 months	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Standard warranty period	12 months	12 months
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	10.00%	10.00%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	10.00%	10.00%	10.00%	10.00%
Customer One [Member] | Accounts Receivable [Member] | Credit risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk			12.00%
Customer Two [Member] | Accounts Receivable [Member] | Credit risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk			12.00%
Customer Three [Member] | Accounts Receivable [Member] | Credit risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk			11.00%
Privately Held Entity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage	4.95%	4.95%
Cash consideration amount	$ 1,494,994	¥ 9,900,000